SUPPLEMENTARY CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS INFORMATION - (schedule of credit facility) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Credit facility from bank Interest rate	U.S. Prime Plus 2.25
Credit facility from bank: maturity	2024
Credit facility	$ 0